Long-Term Debt - Lafayette Square (Details) $ in Thousands									9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 08, 2025 USD ($)	Dec. 27, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Oct. 03, 2023 USD ($)	Jun. 01, 2023	Jul. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2025 USD ($)	Dec. 01, 2024
Long-Term Debt
Payment of deferred financing costs											$ 26	$ 576
Debt discount									$ 93		1,671	0	$ 0
Debt issuance costs									3,626		4,238	1,688	1,688
Accrued interest									$ 0		$ 50	36	36
Credit Facility 2021 | Line of Credit
Long-Term Debt
Debt instrument, covenant, leverage ratio											1.5
Debt instrument, covenant, pro forma liquidity, minimum											$ 15,000
Closing Date Term Loan | Line of Credit
Long-Term Debt
Installment payments											$ 300	$ 100	$ 100
Delayed Draw Term Loan
Long-Term Debt
Amount of proceeds					$ 3,600
Delayed Draw Term Loan | Line of Credit
Long-Term Debt
Debt instrument quarterly installment payment (as percent)									1.25%		1.25%	0.625%	0.625%		0.625%
Secured Debt | 2024 Credit Facility | Line of Credit
Long-Term Debt
Commitment fee percentage				0.50%
Commitment fee amount				$ 100
Payments of debt issuance costs			$ 100
Secured Debt | 2024 Credit Facility | Minimum | Line of Credit
Long-Term Debt
Interest period, term (in months)				1 month
Secured Debt | 2024 Credit Facility | Maximum | Line of Credit
Long-Term Debt
Interest period, term (in months)				3 months
Lafayette Square | Interest Period of One Month
Long-Term Debt
Basis spread agreed (as percent)						0.10%
Lafayette Square | Interest period of three months
Long-Term Debt
Basis spread agreed (as percent)						0.15%
Lafayette Square | Interest period of six months
Long-Term Debt
Basis spread agreed (as percent)						0.25%
Lafayette Square | Credit Facility 2021
Long-Term Debt
Borrowing capacity	$ 3,800	$ 6,000						$ 32,000
Line of credit facility, prepayments		4,000
Line of credit facility, interest reserve	$ 100	2,000
Unrestricted cash		750
Prepaid exit fee		3,000									$ 3,000
Debt issuance costs		3,000												$ 21,400
Fees paid to third parties		$ 100
Outstanding borrowings											37,400
Payment of deferred financing costs									$ 1,200	$ 0	3,300	$ 100
Debt discount											1,700	0	$ 0
Debt issuance costs									3,600		4,200	1,700	1,700
Accrued interest									$ 800		$ 0	$ 0	$ 0
Lafayette Square | Credit Facility 2021 | Minimum
Long-Term Debt
Spread on variable rate (as percent)								7.00%
Debt instrument, covenant, leverage ratio								3.50
Lafayette Square | Credit Facility 2021 | Maximum
Long-Term Debt
Spread on variable rate (as percent)								10.00%
Debt instrument, covenant, leverage ratio								1.00
Lafayette Square | Closing Date Term Loan
Long-Term Debt
Borrowing capacity								$ 22,000
Lafayette Square | Delayed Draw Term Loan
Long-Term Debt
Borrowing capacity								$ 10,000
Amount of proceeds							$ 4,300